Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, additions			$ 38			$ 35
Depreciation expense	$ 9	$ 7	$ 26	$ 21	$ 29	$ 24